Term Borrowings (Schedule of Annual Principal Repayment Requirements) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2018	$ 7,401
2019	400,000
2020	500,000
2021	0
2022	209
2023 and after	$ 353,866